Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Long Term Debt [Abstract]
Long-Term Debt

		2025		2024	2025	2024
		U.S. Denominated Facilities			Canadian Facilities and Translated U.S. Facilities

Long-Term Debt
Senior Credit Facility:
U.S Denominated Borrowings	US	$80,000	US	$12,000	$109,809	$17,252
Canadian Denominated Borrowings		—		—	28,000	—
Unsecured Senior Notes:
7.125% senior notes due 2026		—		160,000	—	230,026
6.875% senior notes due 2029		400,000		400,000	549,044	575,064
	US	$480,000	US	$572,000	686,853	822,342
Less net unamortized debt issue costs					(7,562)	(9,873)
					$679,291	$812,469

	Senior Credit Facility	Unsecured Senior Notes	Canadian Real Estate Credit Facility	U.S. Real Estate Credit Facility	Debt Issue Costs and Original Issue Discount	Total
Balance December 31, 2023	$—	$892,000	$25,933	$11,114	$(11,369)	917,678
Changes from financing cash flows:
Proceeds from Senior Credit Facility	27,978	—	—	—	—	27,978
Repayment of unsecured senior notes	—	(155,682)	—	—	—	(155,682)
Repayment of Senior Credit Facility	(10,981)	—	—	—	—	(10,981)
Repayment of Real Estate Credit Facility	—	—	(25,933)	(11,723)	—	(37,656)
Non-cash changes:
Amortization of debt issue costs	—	—	—	—	3,090	3,090
Reclassification of loan commitment fees	—	—	—	—	(1,594)	(1,594)
Foreign exchange	255	68,772	—	609	—	69,636
Balance December 31, 2024	$17,252	$805,090	$—	$—	$(9,873)	$812,469
Current	—	—	—	—	—	—
Long-term	17,252	805,090	—	—	(9,873)	812,469
Balance December 31, 2024	$17,252	$805,090	$—	$—	$(9,873)	$812,469
Changes from financing cash flows:
Proceeds from Senior Credit Facility	148,780	—	—	—	—	148,780
Repayment of unsecured senior notes	—	(222,329)	—	—	—	(222,329)
Repayment of Senior Credit Facility	(27,110)	—	—	—	—	(27,110)
Payment of debt issue costs	—	—	—	—	(717)	(717)
Non-cash changes:
Amortization of debt issue costs	—	—	—	—	3,028	3,028
Foreign exchange	(1,113)	(33,717)	—	—	—	(34,830)
Balance December 31, 2025	$137,809	$549,044	$—	$—	$(7,562)	$679,291
Current	—	—	—	—	—	—
Long-term	137,809	549,044	—	—	(7,562)	679,291
Balance December 31, 2025	$137,809	$549,044	$—	$—	$(7,562)	$679,291

Long-Term Debt Obligations	Precision’s current and long-term debt obligations at December 31, 2025 will mature as follows:

2026	$—
2027	—
2028	137,809
2029	549,044
Thereafter	—
$686,853

Schedule of Listing of Currently Applicable Restrictive and Financial Covenants

At December 31, 2025, Precision was in compliance with the covenants of the Senior Credit Facility and unsecured senior notes.

	Covenant	At December 31, 2025
Senior Credit Facility
Consolidated senior debt to consolidated covenant EBITDA(1)	≤ 2.50	0.29
Consolidated covenant EBITDA to consolidated interest expense	≥ 2.50	8.95

(1) For purposes of calculating the leverage ratio consolidated senior debt only includes secured indebtedness.